INCENTIVE PLANS - Incentive Compensation Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of shares available for grant	51.6
Incentive compensation cost	$ 2,360	$ 2,871	$ 2,728
Immediately Vested Stock Award
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	51	54	60
Stock Option Programs
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	1	10	99
Retirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	525	468	444
Nonretirement Eligible Employees | Restricted and Deferred Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	668	862	864
Deferred Cash Awards and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	311	323	345
Variable Incentive Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	803	1,076	670
2010 Key Employee Profit Sharing Plan (KEPSP)
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Incentive compensation cost	$ 1	$ 78	$ 246